Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 259.1	$ 3.2	₨ 18,604.5	₨ 56,439.4
Gross realized losses on sale	(979.4)	(12.0)	(1,858.7)	(514.2)
Realized gains/ (losses), net	(720.3)	(8.8)	16,745.8	55,925.2
Dividends and interest	304,566.7	3,705.6	240,943.0	226,690.9
Total	₨ 303,846.4	$ 3,696.8	₨ 257,688.8	₨ 282,616.1